Investment in Films and Television Programs - Summary of Company's investment in film and television programs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025
Released, net of accumulated amortization
Schedule Of Estimated Future Amortization Expense Of The Company In Film And Television Programs [Line Items]
Estimated future amortization expense	$ 147.5	$ 189.5	$ 391.2
Completed and not released
Schedule Of Estimated Future Amortization Expense Of The Company In Film And Television Programs [Line Items]
Estimated future amortization expense			$ 139.6